Michael L. Fantozzi | 617 348 1640 | mlfantozzi@mintz.com	One Financial Center Boston, MA 02111 617-542-6000 617-542-2241 fax www.mintz.com

April 9, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Alphatec Holdings, Inc.
Registration Statement on Form S-3
File No. 333-164891

Ladies and Gentlemen:

On behalf of our client Alphatec Holdings, Inc. (the “Company”), we are hereby filing with the Securities and Exchange Commission (the “Commission”) Amendment No. 2 (the “Amendment”) to the above-captioned registration statement, initially filed with the Commission on February 12, 2010 and amended on April 2, 2010 (the “Registration Statement”). Set forth below are the Company’s responses to the comments given by letter (the “Comment Letter”) dated April 8, 2010 from Russell Mancuso, Branch Chief of the staff (the “Staff”) of the Division of Corporation Finance of the Commission to Dirk Kuyper, the Company’s President and Chief Executive Officer. The responses are numbered to correspond to the comments set forth in the Comment Letter, which for convenience we have incorporated into the response letter. We are delivering one marked complete courtesy copy of the Amendment and one courtesy copy of the Comment Letter to Mr. Mancuso as well as to Gabriel Eckstein of the Staff of the Commission.

Fee Table

1.	Comment: We note your revisions in response to comment 1; however, it is unclear how shares registered for the purposes of a redemption or repurchase comply with General Instruction I.B of Form S-3. We therefore reissue the comment.

Response: The Company acknowledges the Staff’s comment and has revised footnote (3) to the fee table to remove the reference to “redemption or repurchase.”

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

BOSTON | WASHINGTON | NEW YORK | STAMFORD | LOS ANGELES | PALO ALTO | SAN DIEGO | LONDON

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Securities and Exchange Commission

April 9, 2010

Selling Stockholders, page 23

2.	Comment: We reissue prior comment 2. It remains unclear when the selling shareholder acquired the shares in the “Offered Hereby” column of your table.

Response: The Company acknowledges the Staff’s comment and has revised pages 23 and 24 to indicate which of the selling stockholders’ shares are included in the “Offered Hereby” column of the selling stockholders table.

Signature, page II-5

3.	Comment: Please tell us under what authority Peter C. Wulff signed the document on behalf of Stephen H. Hochschuler, M.D. and R. Ian Molson. We note that exhibit 24.1 was not signed by Mr. Molson or by Stephen H. Hochschuler.

Response: The Company acknowledges the Staff’s comment and has filed the power of attorney upon which it is relying as exhibit 24.1.

* * *

MINTZ, LEVIN, COHN, FERRIS, GLOVSKY AND POPEO, P.C.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

Securities and Exchange Commission

April 9, 2010

When appropriate, the Company will provide a written request for acceleration of the effective date of the registration statement and will include the requested “Tandy” language therein. The Company is aware of its obligations under Rules 460 and 461 regarding requesting acceleration of the effectiveness of the registration statement.

We hope that the above responses and the related revisions to the Amendment will be acceptable to the Staff. Please do not hesitate to call me or my partner Scott A. Samuels at (617) 542-6000 with any comments or questions regarding the Amendment and this letter. We thank you for your time and attention.

Very truly yours,

/s/ Michael L. Fantozzi

Michael L. Fantozzi

cc:	Securities and Exchange Commission
Russell Mancuso
Gabriel Eckstein

Alphatec Holdings, Inc.
Peter C. Wulff
Ebun S. Garner, Esq.

Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
Scott A. Samuels, Esq.